Results from discontinued operations (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Revenues	$ 42,411,000,000	$ 51,068,000,000	$ 47,529,000,000
Costs	(33,832,000,000)	(33,925,000,000)	(26,733,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,467,000,000	4,128,000,000	3,251,000,000
Gross profit / (loss)	22,456,000,000	22,257,000,000	23,982,000,000
General and administrative expenses	(5,167,000,000)	(5,147,000,000)	(6,090,000,000)
Selling expenses	(4,147,000,000)	(4,850,000,000)	(3,294,000,000)
Profit / (loss) from operations	9,924,000,000	66,743,000,000	(41,710,000,000)
Share of profit of joint ventures and associates	(3,452,000,000)	11,060,000,000	(7,328,000,000)
Other financial results	(1,355,000,000)	(981,000,000)	(805,000,000)
Inflation adjustment	572,000,000	(164,000,000)	(1,026,000,000)
Discontinued Operations [Member]
Statement [Line Items]
Revenues	42,713	164,898	157,888
Costs	(35,094)	(120,074)	(112,532)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	118	213
Gross profit / (loss)	7,619	44,942	45,569
Net loss / (gain) from fair value adjustment of investment properties	(28)	(4,490)	7,333
General and administrative expenses	(4,469)	(15,077)	(13,984)
Selling expenses	(4,725)	(21,172)	(19,085)
Impairment of associate	0	(3,710)	0
Other operating results, net	1,442	28,178	1,539
Profit / (loss) from operations	(161)	28,671	21,372
Share of profit of joint ventures and associates	719	2,176	207
Profit from operations before financing and taxation	558	30,847	21,579
Financial income	533	2,024	3,043
Finance costs	(6,918)	(25,843)	(27,393)
Other financial results	453	(12,157)	9,947
Inflation adjustment	89	279	100
Financial results, net	(5,843)	(35,697)	(14,303)
(Loss)/ profit before income tax	(5,285)	(4,850)	7,276
Income tax	315	(230)	(2,942)
(Loss)/ profit for the year from discontinued operation	(4,970)	(5,080)	4,334
Result for loss of control (i)	(3,287)	0	0
(Loss)/ profit for the year from discontinued operations	(8,257)	(5,080)	4,334
Equity holders of the parent	(4,874)	6,299	(4,470)
Non-controlling interest	$ (3,383)	$ (11,379)	$ 8,804
(Loss)/ profit per share from discontinued operations attributable to equity holders of the parent:
Basic	$ (9.24)	$ 11.95	$ (8.48)
Diluted	$ (8.98)	$ 11.61	$ (8.24)